    As filed with the Securities and Exchange Commission on November 2, 2001.

                                                              File No. 333-69485
                                                                        811-4732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                     ------
         Post-Effective Amendment No.    17                            [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    216                                 [X]
                                ---------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on November 2, 2001 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

The purpose of this post-effective amendment No. 17 to the registration statement on Form N-4 (File No. 333-69485) is to supplement the prospectus and Statement of Additional Information for The Director Choice variable annuity. This post-effective amendment does not supercede previous post-effective amendments filed with the Securities and Exchange Commission under this File No. 333-69485 to the extent such post-effective amendments register other prospectuses and statements of additional information that describe other variable annuities.

The Prospectus and Statement of Additional Information (including all financial statements therein) of The Director Choice variable annuity are incorporated in Parts A and B, respectively, of this post-effective amendment No. 17, by reference to post-effective amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-69485), as filed on April 9, 2001, declared effective on May 1, 2001 and revised as of October 1, 2001.

A Supplement to the Prospectus and Statement of Additional Information, dated November 2, 2001 is included in Part A of this post-effective amendment.

                        THE DIRECTOR CHOICE (SERIES II)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                    SUPPLEMENT DATED NOVEMBER 2, 2001 TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
              DATED MAY 1, 2001 AND REVISED AS OF OCTOBER 1, 2001

On October 25, 2001, shareholders approved a plan of acquisition and termination of Brinson Series Trust Growth and Income Portfolio and Brinson Series Trust Strategic Income Portfolio. Under the plan, Brinson Series Trust Growth and Income Portfolio merged into the Growth and Income Portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance VP Growth and Income Portfolio"), and Brinson Series Trust Strategic Income Portfolio merged into Global Bond Portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance VP Global Bond Portfolio"). Effective October 26, 2001, all assets of Brinson Series Trust Growth and Income Portfolio are transferred to Alliance VP Growth and Income Portfolio, and all assets of Brinson Series Trust Strategic Income Portfolio are transferred to Alliance VP Global Bond Portfolio. Shareholders of Brinson Series Trust Growth and Income Portfolio receive shares of Alliance VP Growth and Income Portfolio and shareholders of Brinson Series Trust Strategic Income Fund receive shares of Alliance VP Growth and Income Portfolio.

As a result, if any of your Contract Value was allocated to the Brinson Series Trust Growth and Income Portfolio Sub-Account or Brinson Series Trust Strategic Income Portfolio Sub-Account within your Contract, that Contract Value is now allocated to the Alliance VP Growth and Income Portfolio Sub-Account or Alliance VP Global Bond Portfolio Sub-Account, respectively, and the prospectus for your Contract is amended as follows.

All information relating to the Brinson Series Trust Growth and Income Portfolio, Brinson Series Trust Growth and Income Portfolio Sub-Account, Brinson Series Trust Strategic Income Portfolio, and Brinson Series Trust Growth and Income Portfolio Sub-Account are removed from the prospectus and statement of additional information.

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

- ALLIANCE VP GLOBAL BOND PORTFOLIO SUB-ACCOUNT which purchases Class B shares of Global Bond Portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance VP Global Bond Portfolio").

- ALLIANCE VP GROWTH AND INCOME PORTFOLIO SUB-ACCOUNT which purchases Class B shares of the Growth and Income Portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance VP Growth and Income Portfolio")

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                         12B-1
                                                                      DISTRIBUTION                     TOTAL FUND
                                                                         AND/OR           OTHER         OPERATING
                                                   MANAGEMENT FEES   SERVICING FEES     EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------------------
Alliance VP Global Bond Portfolio                       0.65%            0.25%            0.41%           1.31%
-------------------------------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio                 0.63%            0.25%            0.06%           0.94%
-------------------------------------------------------------------------------------------------------------------
Brinson Series Trust Tactical Allocation
  Portfolio (formerly Mitchell Hutchins
  Series Trust Tactical Allocation Portfolio) (1)       0.50%            0.25%            0.19%           0.94%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                              0.63%             N/A             0.03%           0.66%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                  0.49%             N/A             0.03%           0.52%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                  0.63%             N/A             0.03%           0.66%
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                   0.65%             N/A             0.03%           0.68%
-------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund (2)                             0.85%             N/A             0.10%           0.95%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (formerly
  Hartford International Advisers HLS Fund)             0.76%             N/A             0.09%           0.85%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund (2)             0.85%             N/A             0.10%           0.95%
-------------------------------------------------------------------------------------------------------------------

HV-3328                                                                   1 of 3
333-69485

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         12B-1
                                                                      DISTRIBUTION                     TOTAL FUND
                                                   MANAGEMENT FEES       AND/OR           OTHER         OPERATING
                                                      INCLUDING      SERVICING FEES     EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund (2)         0.85%             N/A             0.10%           0.95%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                         0.85%             N/A             0.05%           0.90%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                        0.75%             N/A             0.06%           0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                     0.85%             N/A             0.07%           0.92%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                     0.76%             N/A             0.03%           0.79%
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                            0.77%             N/A             0.04%           0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                 0.40%             N/A             0.03%           0.43%
-------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS
  Fund (2)                                              0.85%             N/A             0.15%           1.00%
-------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund           0.68%             N/A             0.10%           0.78%
-------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund (2)       0.85%             N/A             0.15%           1.00%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund (3)                            0.69%             N/A             0.03%           0.72%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)                      0.83%             N/A             0.08%           0.91%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                          0.45%             N/A             0.03%           0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                   0.45%             N/A             0.03%           0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                         0.71%             N/A             0.03%           0.74%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                 0.46%             N/A             0.02%           0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund (2)                             0.83%             N/A             0.08%           0.91%
-------------------------------------------------------------------------------------------------------------------

(1) The Class I shares of the Portfolios sponsored by Brinson Series Trust are subject to fees imposed under a distribution plan ("Distribution Plan") adopted by the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Portfolio pays a distribution fee at the annual rate of 0.25% of its average daily net assets attributable to its Class I shares to certain distributors with respect to activities primarily intended to result in the sale of the Class I shares.
(2) Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.
(3) Effective at the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value.

The following is added in alphabetical order by Sub-Account to the Example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 ALLIANCE VP
   GLOBAL BOND
   PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $81    $118    $146     $230    $19     $61    $106     $229     $20       $62      $106       $230
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $82    $122    $154     $246    $21     $66    $113     $245     $22       $67      $114       $246
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $83    $124    $156     $251    $21     $67    $116     $250     $22       $68      $117       $251
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $85    $128    $164     $266    $23     $72    $124     $265     $24       $73      $125       $266
 -----------------------------------------------------------------------------------------------------------------------
 ALLIANCE VP
   GROWTH AND
   INCOME
   PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $81    $119    $147     $232    $19     $62    $107     $231     $20       $63      $107       $232
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $83    $123    $155     $248    $21     $66    $114     $247     $22       $67      $115       $248
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $83    $124    $157     $253    $22     $68    $117     $252     $22       $69      $118       $253
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $85    $129    $165     $268    $23     $73    $125     $267     $24       $73      $126       $268
 -----------------------------------------------------------------------------------------------------------------------

HV-3328                                                                   2 of 3
333-69485

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Under the section entitled "The Funds," the first four paragraphs are deleted and replaced with the following:

Alliance VP Global Bond Portfolio and Alliance VP Growth and Income Portfolio are series of Alliance Variable Products Series Fund, Inc. Alliance Capital Management, L.P. is the investment adviser and is located at 1345 Avenue of the Americas, New York, New York 10105.

Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as the investment advisor and administrator to Brinson Series Trust Tactical Allocation Portfolio. Brinson Advisors is a wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland.

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

ALLIANCE VP GLOBAL BOND PORTFOLIO -- Seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. and a range of foreign currencies.

ALLIANCE VP GROWTH AND INCOME PORTFOLIO -- Seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

The second paragraph under "Appendix III -- Accumulation Unit Values" is deleted and replaced with the following:

There is no information for Alliance VP Global Bond Portfolio, Alliance VP Growth and Income Portfolio, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund and Hartford Value HLS Fund Sub-Accounts because as of December 31, 2000, the Sub-Accounts had not yet commenced operation.

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Standardized Average Annual Total Return for the Year Ended December 31, 2000":

                                                               SUB-ACCOUNT                                               SINCE
SUB-ACCOUNT                                                   INCEPTION DATE       1 YEAR         5 YEAR    10 YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
Alliance VP Global Bond Portfolio                              07/15/1999              -10.28%     N/A        N/A       -7.49%
--------------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio                        06/01/1999                2.18%     N/A        N/A        0.74%
--------------------------------------------------------------------------------------------------------------------------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Non-Standardized Average Annual Total Return for the Year Ended December 31, 2000":

                                                                   FUND                                                 SINCE
SUB-ACCOUNT                                                   INCEPTION DATE    1 YEAR        5 YEAR       10 YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Global Bond Portfolio                              07/15/1999       -0.28%         N/A           N/A        0.89%
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio                        06/01/1999       12.18%         N/A           N/A        8.25%
-------------------------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3328                                                                   3 of 3
333-69485

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)  Not applicable.

           (3)  (a) Principal Underwriter Agreement.(2)

           (3)  (b) Form of Dealer Agreement.(2)

           (4)  Form of Individual Flexible Premium Variable Annuity
                Contract.(3)

           (5)  Form of Application.(3)

           (6)  (a) Articles of Incorporation of Hartford.(4)

           (6)  (b) Bylaws of Hartford.(5)

           (7)  Form of Reinsurance Agreement.(6)

           (8)  Form of Participation Agreement.(7)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69485, dated December 22, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69485, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, dated September 3, 1999.

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

           (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

           (11) No financial statements are omitted.

           (12) Not applicable.

           (13) Not applicable.

           (14) Not applicable.

           (15) Copy of Power of Attorney.

           (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

--------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
--------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
--------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
--------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
--------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
--------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and
                                             Treasurer, Director*
--------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
--------------------------------------------------------------------------------------------------
Ryan Johnson                                 Vice President
--------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
--------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
--------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
--------------------------------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
--------------------------------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
--------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
--------------------------------------------------------------------------------------------------
Gary J. Miller                               Vice President
--------------------------------------------------------------------------------------------------
Tom Nassiri                                  Vice President
--------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate
                                             Secretary, Director*
--------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer,
                                             Director*
--------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
--------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
--------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
--------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of September 30, 2001, there were 265,625 Contract Owners.

Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account

               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate Account One
               Hartford Life and Annuity Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account Two
               Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               Hartford Life and Annuity Insurance Company - Separate Account Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                               Positions and Offices
               Name                             With Underwriter
               ----                             ----------------
               David A. Carlson                 Vice President
               Peter W. Cummins                 Senior Vice President
               Bruce W. Ferris                  Vice President
               David T. Foy                     Treasurer
               George R. Jay                    Controller
               Ryan Johnson                     Vice President
               Thomas M. Marra                  President, Director
               Christine Hayer Repasy           Senior Vice President, General Counsel
                                                and Corporate Secretary
               Lowndes A. Smith                 Chairman of the Board and
                                                Chief Executive Officer, Director
               John C. Walters                  Executive Vice President, Director

               Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 2nd of November, 2001.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO

      (Registrant)

By:   Thomas M. Marra                     *By:    /s/ Marianne O'Doherty
     -----------------------------------       --------------------------------
      Thomas M. Marra, President*                  Marianne O'Doherty
                                                   Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By:  Thomas M. Marra
    ------------------------------------
     Thomas M. Marra, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,       By:  /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,               ----------------------
     Director*                                            Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                 Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,           Date: November 2, 2001
     Director*
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-69485

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)   Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)   Copy of Power of Attorney.

(16)   Organizational Chart.